Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Accounts receivable, net
Accounts receivable, net

3Accounts receivable, net

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	49,723	44,073	6,496
Less: allowance for credit losses	(6,495)	(5,047)	(744)
Total accounts receivable, net	43,228	39,026	5,752

The following table presents the movement in the allowance for credit losses:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Balance at beginning of the period	4,916	6,495	957
Provisions	3,320	(1,057)	(156)
Write-offs	(1,741)	(391)	(57)
Balance at end of the period	6,495	5,047	744